Subsequent events (Details Narrative) - Subsequent Event [Member]	Jan. 02, 2025 USD ($) $ / shares shares
KWC Loan [Member]
Subsequent Event [Line Items]
Subsequent event, description	The maturity date of the KWC Loan Agreement was extended to December 31, 2025 and the interest rate was modified from Singapore prime plus 1% to Singapore Overnight Borrowing Rate plus 1%.
Related Party [Member]
Subsequent Event [Line Items]
Related party ordinary shares issued | shares	10,000,000
Optional ordinary issued shares | shares	10,000,000
Ordinary shares price per share | $ / shares	$ 0.012
Ordinary shares value	$ 120,000
Extinguishment of accounts payable	90,000
Prepayment of consulting services	$ 30,000